1997 SEMIANNUAL REPORT

IDS
Tax-Free
Money
Fund

(icon of) shield with piggy bank enclosed

The goal of IDS Tax-Free Money Fund, Inc. is to provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.



             Distributed by American Express Financial Advisors Inc.

(icon of) shield with piggy bank enclosed

Stability
without taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns.But there is an alternative -- Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: a cash reserve that can let you keep the tax-exempt income it earns.

Contents

From the president                           3
From the portfolio manager                   3
Financial statements                         5
Notes to financial statements                8
Investments in securities                   11
Board members and officers                  19
IDS mutual funds                            20

 To our shareholders


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William Pearce
      William R. Pearce
      President of the Fund


      From the portfolio manager

      IDS Tax-Free Money Fund's yield rose slightly during the first half of the fiscal year (January through June 1997), following an overall increase in short-term interest rates. The Fund's $1 net asset value was unchanged during the six months, providing shareholders with continued stability of principal in addition to a tax-free return.

      For the seven-day period ended June 29, 1997, the Fund provided an annualized simple yield of 3.79% and an annualized compound yield of 3.86%. These are equal to 5.26% simple and 5.36% compound yields for an investor in the 28% federal income-tax bracket.

      (Investors should keep in mind that an investment in the Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a stable $1 share price, there is no assurance that it will be able to do so. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

      Rates rise without
      increase in inflation

      Although evidence of increasing inflation was nowhere to be found, interest rates began creeping up over the past winter, as investors concluded that greater-than-expected economic growth would soon push prices higher. Evidently, the Federal Reserve Board agreed with that reasoning, because in March it raised short-term interest rates for the first time since 1994. The rest of the period passed without additional rate hikes.

      As usual, changes to the portfolio were largely confined to a shift in its average maturity -- from about 45 days last winter to about 30 days at the close of the period. This maturity is a result of both seasonal supply and demand factors in the short-term, tax-free market, as well as my belief that short-term interest rates would increase. A surge in the supply of new issues occurs in early July every year, as outstanding issues mature. This promotes a fairly short average maturity near the end of June and a longer maturity in July, when new issues are purchased.

      At this writing (mid-July), I think the economy will prove strong enough to prompt additional increases in short-term interest rates by the Federal Reserve this year. If so, the rates on the securities that this Fund invests in probably will rise as well, modesty enhancing the Fund's yield in the months ahead.




      Terry Fettig
      (picture of) Terry Fettig
      Terry Fettig
      Portfolio manager

To our shareholders

6-month performance

(All figures per share)

Net asset value (NAV)

June 30, 1997         $  1.00
Dec. 31, 1996         $  1.00
Increase              $   --


Distributions
Jan. 1, 1997 - June 30, 1997

From income           $  0.02
From capital gains    $   --
Total distributions   $  0.02

Total return*            +1.5%



     *The total return is a hypothetical investment in the Fund with all distributions reinvested.


 Financial statements


 Statement of assets and liabilities
 IDS Tax-Free Money Fund, Inc.
 June 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $159,877,459)                                                              $159,877,459
 Cash in bank on demand deposit                                                                      2,528,841
 Accrued interest receivable                                                                           750,433
                                                                                                       -------
 Total assets                                                                                      163,156,733
                                                                                                   -----------

                                  Liabilities

 Dividends payable to shareholders                                                                      68,540
 Payable for investment securities purchased                                                         5,532,885
 Accrued investment management services fee                                                              1,300
 Accrued transfer agency fee                                                                               200
 Accrued administrative services fee                                                                       390
 Other accrued expenses                                                                                 26,399
                                                                                                        ------
 Total liabilities                                                                                   5,629,714
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                               $157,527,019
                                                                                                  ============

                                  Represented by

 Capital stock -- authorized 10,000,000,000 shares of $.01 par value;
      outstanding 157,532,937 shares                                                              $  1,575,329
 Additional paid-in capital                                                                        155,956,420
 Undistributed net investment income                                                                     1,989
 Accumulated net realized gain (loss)                                                                   (6,719)
                                                                                                        ------
 Total-- representing net assets applicable to outstanding capital stock                          $157,527,019
                                                                                                  ============
 Net asset value per share of outstanding capital stock                                           $       1.00
                                                                                                  ============

See accompanying notes to financial statements.

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

      Financial statements


      Statement of operations
      IDS Tax-Free Money Fund, Inc.
      Six months ended June 30, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                           $2,841,492
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                    246,383
 Transfer agency fee                                                                                    79,432
 Administrative services fees and expenses                                                              23,844
 Compensation of board members                                                                           5,660
 Custodian fees                                                                                         11,471
 Postage                                                                                                12,044
 Registration fees                                                                                      49,291
 Reports to shareholders                                                                                10,751
 Audit fees                                                                                              9,750
 Other                                                                                                   2,771
                                                                                                         -----
 Total expenses                                                                                        451,397
      Earnings credits on cash balances (Note 2)                                                       (28,718)
                                                                                                       -------
 Total net expenses                                                                                    422,679
                                                                                                       -------
 Investment income-- net                                                                             2,418,813
                                                                                                     ---------
 Net increase in net assets resulting from operations                                               $2,418,813
                                                                                                    ==========

See accompanying notes to financial statements.



      Statements of changes in net assets
      IDS Tax-Free Money Fund, Inc.



      Operations and distributions                                         June 30, 1997         Dec. 31, 1996

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income-- net                                                    $  2,418,813          $  4,543,218
                                                                            ------------          ------------
 Distributions to shareholders from:
      Net investment income                                                   (2,419,734)           (4,540,366)
                                                                              ----------            ----------

      Capital share transactions at constant $1 net asset value

 Proceeds from sales of shares                                               164,776,917           326,625,378
 Net asset value of shares
      issued in reinvestment of distributions                                  2,348,009             4,396,455
 Payments for redemptions of shares                                         (166,985,341)         (319,518,046)
                                                                            ------------          ------------
 Increase (decrease) in net assets from capital
      share transactions                                                         139,585            11,503,787
                                                                                 -------            ----------
 Total increase (decrease) in net assets                                         138,664            11,506,639
 Net assets at beginning of period                                           157,388,355           145,881,716
                                                                             -----------           -----------
 Net assets at end of period                                                $157,527,019          $157,388,355
                                                                            ============          ============
 Undistributed net investment income                                        $      1,989          $      2,910
                                                                            ------------          ------------

See accompanying notes to financial statements.


      Notes to financial statements


      IDS Tax-Free Money Fund, Inc.
      (Unaudited as to June 30, 1997)


  1

Summary of
significant
accounting policies


      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Expenses

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee of $20 per shareholder account for this service.

      During the six months ended June 30, 1997, the Fund's custodian and transfer agency fees were reduced by $28,718 as a result of earnings credits from overnight cash balances.

 3

Securities
transactions

      Cost of purchases and proceeds from sales of securities aggregated $215,525,619 and $211,365,000, respectively, for the six months ended June 30, 1997. Realized gains and losses are determined on an identified cost basis.


4. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results .

                           Fiscal period ended Dec. 31,

                           Per share income and capital changesa

                                       1997b   1996   1995   1994   1993    1992   1991   1990   1989   1988

Net asset value,                       $1.00  $1.00  $1.00  $1.00  $1.00   $1.00  $1.00  $1.00  $1.00  $1.00
beginning of period

                           Income from investment operations:
Net investment income                    .02    .03    .03    .02    .02     .02    .04    .05    .05    .04

                           Less distributions:
Dividends from net                     (.02)  (.03)  (.03)  (.02)  (.02)   (.02)  (.04)  (.05)  (.05)  (.04)
investment income

Net asset value,                       $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00  $1.00  $1.00  $1.00
end of period

                           Ratios/supplemental data
                                       1997b   1996   1995   1994   1993    1992   1991   1990   1989   1988

Net assets, end of period               $158   $157   $146   $133   $116    $137   $144   $153   $117   $131
(in millions)

Ratio of expenses to                   .57%c   .55%   .58%   .68%   .68%    .63%   .70%   .71%   .67%   .65%
average daily net assetsd

Ratio of net income to                3.04%c  2.94%  3.19%  2.11%  1.63%   2.25%  3.78%  5.24%  5.47%  4.54%
average daily net assets

Total return                            1.5%   2.9%   3.2%   2.1%   1.6%    2.2%   3.8%   5.2%   5.6%   4.6%

  a For a share outstanding throughout the period. Rounded to the nearest cent.
  b Six months ended June 30, 1997 (Unaudited).
  c Adjusted to an annual basis.
  d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

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


      Investments in securities


      IDS Tax-Free Money Fund, Inc.                                                      (Percentages represent
      June 30, 1997 (Unaudited)                                                            value of investments
                                                                                        compared to net assets)




Name of issuer and title of issue (b)

Issuer                                                                         Principal               Value(a)
                                                                                  amount



 Alabama (1.0%)
 Columbia County Industrial Development
    Pollution Control Revenue Bonds Series C (Alabama Power)
    4.05% 10-1-22                                                             $1,500,000(c,d)      $  1,500,000

 Alaska (0.6%)
 Valdez Marine Terminal Refunding Revenue Bonds Alaska Pipeline (Mobil)
    4.15% 11-1-03                                                              1,000,000(c,d)         1,000,000

 Arizona (11.1%)
 Maricopa County (Arizona Public Service Company) (Bank of America)
    4.05% 5-1-29                                                               4,900,000(c,d)         4,900,000
 Maricopa County Pollution Control Revenue Bonds
    (Arizona Public Service Company) (Morgan Guaranty)
    4.00% 5-1-29                                                               2,000,000(c,d)         2,000,000
 Maricopa County Pollution Control Revenue Bonds C.P. Series E
    (Southern California Edison)
    3.50% 8-1-97                                                               1,600,000              1,600,000
    3.55% 8-11-97                                                              1,120,000              1,120,000
    3.70% 7-3-97                                                               1,000,000              1,000,000
 Maricopa County Pollution Control Revenue Bonds Series 1994B
    (Arizona Public Service Company)
    4.15% 5-1-29                                                               2,000,000(c,d)         2,000,000
 Salt River Agricultural Improvement & Power District C.P.
    3.75% 7-8-97                                                               1,000,000              1,000,000
    3.75% 8-6-97                                                               2,900,000              2,900,000
    3.95% 7-9-97                                                               1,000,000              1,000,000
 Total                                                                                               17,520,000

 California (0.6%)
 San Francisco City & County T.R.A.N.
    4.50% 10-8-97                                                              1,000,000(d)           1,002,091

 Colorado (1.5%)
 Moffat County Pollution Control Revenue Bonds Series 1994 (Pacificorp)
    4.05% 5-1-13                                                               2,400,000(c,d)         2,400,000

 Florida (2.8%)
 Jacksonville Electric Authority Electrical System C.P. Series D-1
    3.65% 9-8-97                                                               1,800,000              1,800,000
    3.75% 8-5-97                                                               1,500,000              1,500,000
 State Municipal Power Agency C.P.
    3.80% 8-20-97                                                              1,155,000              1,155,000
 Total                                                                                                4,455,000

 Georgia (8.3%)
 Burke County Development Authority Pollution Control Revenue Bonds
    (Georgia Power) Vogtle
    4.05% 9-1-26                                                               2,800,000(c,d)         2,800,000
 Burke County Development Authority Pollution Control Revenue Bonds
    (Georgia Power) Vogtle 4th
    5.45% 7-1-24                                                                 900,000(c,d)           900,000
 Burke County Development Authority Pollution Control Revenue Bonds
    (Georgia Power) Vogtle 5th
    4.00% 7-1-24                                                               1,600,000(c,d)         1,600,000
 Burke County Pollution Control Revenue Bonds (Georgia Power)
    Series 1994
    4.10% 7-1-24                                                               2,700,000(c,d)         2,700,000
 De Kalb County T.A.N.
    4.00% 12-31-97                                                             1,000,000              1,001,913
 Putnam County Development Authority Pollution Control Revenue Bonds
    (Georgia Power)
    5.45% 4-1-32                                                               4,100,000(c,d)         4,100,000
 Total                                                                                               13,101,913

 Hawaii (0.6%)
 State Department Budget & Finance Special Purpose Mortgage Revenue Bonds
    (Kaiser Permanente)
    4.10% 3-1-15                                                               1,000,000(c,d)         1,000,000

 Idaho (1.0%)
 State T.A.N. Series 1997
    4.625% 6-30-98                                                             1,500,000(d)           1,510,725

 Illinois (1.9%)
 Chicago Park District Corporate T.A.N. Series 1996
    4.70% 9-30-97                                                              2,000,000              2,003,846
 Development Finance Authority Pollution Control Revenue Bonds
    Series 1994 (Amoco Oil)
    4.00% 11-1-12                                                              1,000,000(c,d)         1,000,000
 Total                                                                                                3,003,846

 Indiana (3.6%)
 Bond Bank Advanced Funding Notes Series 1997A-2
    4.25% 1-21-98                                                              1,000,000              1,002,970
 Hammond Pollution Control Revenue Bonds (Amoco Oil)
    4.00% 2-1-22                                                                 700,000(c,d)           700,000
 Mount Vernon Pollution Control & Solid Waste Disposal
    Refunding Revenue Bonds C.P. (General Electric)
    3.65% 7-17-97                                                              1,800,000              1,800,000
    3.75% 9-2-97                                                               1,190,000              1,190,000
 State Education Facility (University of Notre Dame)
    4.10% 3-1-25                                                               1,000,000(c,d)         1,000,000
 Total                                                                                                5,692,970
 Iowa (1.3%)
 School Cash Anticipation Warrant Certificates 1996-B
    4.25% 1-30-98                                                              1,000,000              1,003,373
 State School Cash Anticipation Warrant Certificates Series A
    4.50% 6-26-98                                                              1,000,000(d)           1,006,648
 Total                                                                                                2,010,021

 Kentucky (2.7%)
 Jefferson County Pollution Control Revenue Notes C.P. V.R.D.N.
    Series 1993 (Louisville Gas & Electric)
    3.70% 9-11-97                                                              1,300,000              1,300,000
    4.00% 7-30-97                                                              3,000,000              3,000,000
 Total                                                                                                4,300,000

 Maryland (2.6%)
 Health & Educational Facilities Authority Revenue Bonds
    Series A (Kaiser Permanente)
    4.10% 7-1-15                                                               2,000,000(c,d)         2,000,000
 Montgomery County C.P. B.A.N.
    3.60% 8-7-97                                                               2,000,000              2,000,000
 Total                                                                                                4,000,000

 Michigan (7.1%)
 Regents of the University Hospital Refunding Revenue Bonds Series 1992A
    4.05% 12-1-19                                                              3,000,000(c,d)         3,000,000
 Regents of the University Hospital Refunding Revenue Bonds Series 1995A
    4.05% 12-1-27                                                              2,200,000(c,d)         2,200,000
 School District of Detroit Wayne County State School Aid Notes
    4.50% 5-1-98                                                               2,000,000              2,009,680
 State General Obligation Notes
    4.50% 9-30-97                                                              2,000,000              2,005,096
 University Refunding Revenue Bonds Hospital Series A
    4.05% 12-1-19                                                              2,000,000(c,d)         2,000,000
 Total                                                                                               11,214,776

 Minnesota (5.7%)
 Becker C.P. Series 1993B (Northern States Power)
    3.55% 7-9-97                                                               1,000,000              1,000,000
    3.70% 8-4-97                                                               3,000,000              3,000,000
 Becker Pollution Control Revenue Bonds C.P. Series A
    3.90% 7-10-97                                                              2,000,000              2,000,000
 Rochester Health Care Facility Revenue Bonds Series A (Mayo Clinic)
    3.70% 7-15-97                                                              1,000,000              1,000,000
 Southern Minnesota Municipal Power C.P. Series B
    3.50% 8-8-97                                                               2,000,000              2,000,000
 Total                                                                                                9,000,000

 Mississippi (1.7%)
 Jackson County Pollution Control Refunding Revenue Bonds (Chevron)
    4.00% 12-1-16                                                              2,700,000(c,d)         2,700,000

 Missouri (4.9%)
 State Health and Education Facilities Authority
    Series 1996B (Washington University)
    4.10% 9-1-30                                                               4,100,000(c,d)         4,100,000
 Washington University Health & Education Facilities Authority Series A
    4.10% 9-1-30                                                               3,600,000(c,d)         3,600,000
 Total                                                                                                7,700,000

 New Mexico (2.2%)
 Farmington Pollution Control Refunding Revenue Bonds
    Series B (Arizona Public Service)
    4.05% 9-1-24                                                               3,400,000(c,d)         3,400,000

 New York (4.2%)
 New York City Municipal Water & Sewer System Revenue Bonds
    4.15% 6-15-22                                                              2,000,000(c,d)         2,000,000
    4.15% 6-15-23                                                              3,400,000(c,d)         3,400,000
 New York City Municipal Water Financial Authority Series 1994C
    4.15% 6-15-23                                                              1,150,000(c,d)         1,150,000
 Total                                                                                                6,550,000

 North Carolina (2.6%)
 Medical Care Community Hospital Revenue Bonds Duke University Hospital
    Series 1985B-C
    4.08% 6-1-15                                                               4,000,000(c,d)         4,000,000

 Ohio (6.3%)
 State Air Quality Development Authority Revenue Bonds
    Series 1995B (Cincinnati Gas & Electric)
    5.50% 12-1-15                                                              4,000,000(c,d)         4,000,000
 State Air Quality Development Authority Revenue Bonds
    Series A (Cincinnati Gas & Electric)
    4.00% 9-1-30                                                               6,000,000(c,d)         6,000,000
 Total                                                                                               10,000,000

 Pennsylvania (5.7%)
 Commonwealth General Obligation B.A.N. Series 1997A
    3.45% 8-12-97                                                              1,000,000              1,000,000
 State Higher Education Facilities Authority Refunding Revenue Bonds
    Series B (Carnegie Mellon)
    4.15% 11-1-27                                                              5,000,000(c,d)         5,000,000
 State Higher Education Facilities Authority Revenue Bonds
    Series C
    4.00% 1-1-26                                                               3,000,000(c,d)         3,000,000
 Total                                                                                                9,000,000

 Texas (13.2%)
 Houston T.R.A.N. Series 1997
    4.50% 6-30-98                                                              2,000,000(d)           2,012,480
 Jefferson Port Arthur Navigation District
    Pollution Control Revenue Bonds (Texaco)
    4.15% 10-1-24                                                              8,100,000(c,d)         8,100,000
 San Antonio Electric & Gas System C.P. Series A
    3.70% 8-5-97                                                               1,500,000              1,500,000
    3.80% 8-4-97                                                               1,000,000              1,000,000
    3.80% 8-5-97                                                               2,000,000              2,000,000
 State Municipal Power Authority C.P.
    3.70% 7-14-97                                                              1,500,000              1,500,000
    3.90% 7-10-97                                                              1,600,000              1,600,000
 State T.R.A.N. Series 1996
    4.75% 8-29-97                                                              3,000,000              3,003,637
 Total                                                                                               20,716,117

 Virginia (4.8%)
 Peninsula Port Authority Series 1987 (Shell Oil)
    4.05% 12-1-05                                                              7,600,000(c,d)         7,600,000

 Washington (1.2%)
 State General Obligation C.P. R.A.N. Series 1996B
    4.10% 6-15-20                                                              1,000,000(c,d)         1,000,000
 Washington Public Power Supply System Electric Refunding Revenue Bonds
    Project #3
    4.10% 7-1-18                                                                 900,000(c,d)           900,000
 Total                                                                                                1,900,000

 Wyoming (2.3%)
 Lincoln County Pollution Control Revenue Bonds Series 1985 (Exxon)
    4.00% 8-1-15                                                               1,500,000(c,d)         1,500,000
 Sublette County Series 1984 (Exxon)
    4.00% 11-1-14                                                              2,100,000(c,d)         2,100,000
 Total                                                                                                3,600,000

 Total investments in securities (101.5%)
 (Cost: $159,877,459)(e)                                                                           $159,877,459


See accompanying notes to investments in securities.


 IDS Tax-Free Money Fund, Inc.

 Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations are used in portfolio descriptions:

B.A.N.      --    Bond Anticipation Note

C.P.        --    Commercial Paper

R.A.N.      --    Revenue Anticipation Note

T.A.N.      --    Tax Anticipation Note

T.R.A.N.    --    Tax & Revenue Anticipation Note

V.R.D.N.    --    Variable Rate Demand Note

(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1997.

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(e) At June 30, 1997, also represents the cost of securities for federal income tax purposes.

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      Chairman of the board, Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater, Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Tax-Free Money Fund
IDS Tower 10
Minneapolis, MN 55440-0010